                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-08192
                                   -------------------------------------
                Nations Government Income Term Trust 2004, Inc.
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           One Bank of America Plaza
                                 NC1-002-33-31
                                 Charlotte NC                28255
     ---------------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
   ---------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 704-388-4353
                                                   ---------------------

Date of fiscal year end:  12-31-2003
                        ----------------------

Date of reporting period:  06-30-2003
                         ---------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                           Nations Government Income
                                             Term Trust 2004, Inc.



                                                   S E M I

                                                 A N N U A L

                                                 R E P O R T

                                       For the Period Ended June 30, 2003






                                                                       NATIONS
                                                                    GOVERNMENT
                                                                   INCOME TERM
                                                                    TRUST 2004


          NOT                                                   MAY LOSE VALUE
          FDIC
          INSURED                                               NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. ("BANK OF AMERICA"), OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

NATIONS GOVERNMENT INCOME TERM TRUST 2004, INC.

DEAR SHAREHOLDER:

We welcome this opportunity to provide you with the semi-annual report for Nations Government Income Term Trust 2004, Inc. (the "Company") for the six-month period ending June 30, 2003, and to share our outlook for the near term.

INVESTMENT OBJECTIVES

The Company is a closed-end investment company, and its shares are traded on the New York Stock Exchange under the symbol "NGF." The Company's investment objectives are to seek to provide a high level of current income and to return $10 per share (the initial public offering price per share) to shareholders on or about February 28, 2004.

PORTFOLIO PERFORMANCE*

For the six-month period ending June 30, 2003, the Company distributed net investment income of $0.15 per share and liquidating distributions of $0.03 per share. The June liquidating distribution was $0.03 per share, which equates to a current annualized yield of 3.60%, based on the initial offering price of $10.00 per share and an annualized yield of 3.56%, based upon the closing market price of $10.10 per share on June 30, 2003.

The net asset value of the Company's shares on June 30, 2003 was $10.19 per share. The Company's total return for the six-month period was 0.38%, based on its net asset value at the end of the period.

MARKET ENVIRONMENT

The past six months have been tumultuous for investors. Geopolitical concerns claimed investors' attention for much of the period. With the cessation of major hostilities in Iraq, investors once again focused on the economy. Financial markets responded well to evidence of a firming economy and improvements in corporate balance sheets and earnings.

Equity markets began to revive in 2003 and treasuries, which had been a safe haven for wary investors, lost some of their luster. Against this backdrop, corporate bond markets experienced a widespread, extended rally. Lower quality bonds, which were especially sensitive to the accounting scandals and aggressive downgrading by rating agencies last summer, rebounded sharply to lead the market in 2003.

The yield curve remained extremely steep throughout the period, with the spread between 3-month Treasury bills and 10-year Treasuries above 260 basis points. Market and administered rates both ended the period lower as the Federal Reserve Board ("Fed") cut the target Fed Funds rate 25 basis points in June. The two-year Treasury yield declined 28 basis points to finish at 1.31%. The long bond yield finished at 4.56%, dropping 22 basis points.

MARKET OUTLOOK

With both inflation and interest rates at historically low levels, and continuing signs of improvement in the economy, it is difficult to imagine much more room for easing. Indeed, while we have seen upward pressure on interest rates reflected in the mortgage markets recently, inflation risk appears quite low. We believe the Fed will likely stay on the sidelines for the balance of this year. Capacity utilization rates are below historical levels and the unemployment rate remains above 6%. We believe the economy will continue to benefit from the effects of recent tax legislation and monetary stimulus and are projecting domestic growth in excess of 3% for the remainder of the year.

We are generally optimistic about the investment environment although modest interest rate pressures could hold down the appreciation in value of fixed-income investments. For the highest-quality segment of the bond market, particularly

*THE PAST PERFORMANCE QUOTED IS NOT AN INDICATION OF FUTURE RESULTS.

government securities, potential returns may be subdued. However, we expect lower-quality corporate bonds to benefit from fundamental improvements in corporate balance sheets and earnings, as well as investor sentiment.

We thank you for your continued support.

Finally, it is with much sadness that we report to you the recent passing of Government Term Trusts' chairman, A. Max Walker. Mr. Walker's association with the Nations Fund Family spanned more than 30 years. His dedicated leadership and contribution to the Funds over those years was immeasurable, and he will be deeply missed. Thank you Max.

Sincerely,

/s/ Robert H. Gordon
Robert H. Gordon
President

June 30, 2003

Nations Government Income Term Trust 2004, Inc.

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 0.4%
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.0%+
 $    12    GOLD
              6.000% 08/01/03...........................................   $     12
                                                                           --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.4%
      45      7.000% 08/01/03...........................................         46
     371      6.500% 01/18/04...........................................        375
                                                                           --------
                                                                                421
                                                                           --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $430)...............................................        433
                                                                           --------
            MUNICIPAL BONDS AND NOTES -- 12.5%
            ILLINOIS -- 3.2%
   3,845    University of Illinois, Revenue Bonds, Auxiliary Facilities,
              Series 1991, (AMBAC Insured),
              0.950%*** 04/01/04........................................      3,817
                                                                           --------
            KENTUCKY -- 1.7%
   2,000    Kentucky State Turnpike Authority, Economic Development
              Revenue, Capital Appreciation, Series 1992, (FGIC
              Insured),
              0.940%*** 01/01/04........................................      1,991
                                                                           --------
            TEXAS -- 6.4%
   2,080    Lower Colorado River Authority, Texas, Revenue Bonds,
              Capital Appreciation, Series 1991B, (AMBAC Insured),
              0.910%*** 01/01/04........................................      2,071
   2,500    San Antonio, Texas, Electric & Gas Revenue, Capital
              Appreciation, Series 1989A, (AMBAC Insured),
              0.910%*** 02/01/04........................................      2,487
   3,165    Texas State, GO, Capital Appreciation, Series 1992, (FGIC
              Insured),
              0.890%*** 04/01/04........................................      3,144
                                                                           --------
                                                                              7,702
                                                                           --------
            WASHINGTON -- 1.2%
   1,500    Washington State, Public Power Supply System Revenue, Series
              1990, (MBIA-IBC Insured),
              1.050%*** 07/01/04........................................      1,484
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $14,568)............................................     14,994
                                                                           --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 66.7%
            FEDERAL HOME LOAN BANK (FHLB) -- 12.3%
  10,400      6.375% 11/14/03...........................................     10,607
   4,000      5.100% 02/05/04...........................................      4,095
                                                                           --------
                                                                             14,702
                                                                           --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 13.6%
  15,900      5.250% 02/15/04...........................................     16,311
                                                                           --------

PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 40.8%
 $47,605      4.750% 03/15/04...........................................   $ 48,830
                                                                           --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $77,958)............................................     79,843
                                                                           --------
            U.S. TREASURY OBLIGATIONS -- 7.9%
              (Cost $9,150)
            U.S. TREASURY NOTES -- 7.9%
   9,220      5.875% 02/15/04...........................................      9,499
                                                                           --------
            SHORT TERM INVESTMENTS -- 11.3%
            FEDERAL HOME LOAN BANK (FHLB) -- 10.9%
  13,000      Discount note 07/11/03....................................     12,996
                                                                           --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.4%
     500      Discount note 07/16/03....................................        500
                                                                           --------
            TOTAL SHORT TERM INVESTMENTS
              (Cost $13,496)............................................     13,496
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $115,602*)................................      98.8%   118,265
                                                                           --------
            OTHER ASSETS AND LIABILITIES (NET)................       1.2%
            Cash........................................................   $    189
            Interest receivable.........................................      1,354
            Investment advisory fee payable.............................        (49)
            Administration fee payable..................................        (25)
            Accrued Trustees' fees and expenses.........................         (2)
            Accrued expenses and other liabilities......................        (31)
                                                                           --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................      1,436
                                                                           --------
            NET ASSETS........................................     100.0%  $119,701
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $  4,473
            Accumulated net realized loss on investments sold...........        (23)
            Net unrealized appreciation of investments..................      2,663
            Paid-in capital.............................................    112,588
                                                                           --------
            NET ASSETS..................................................   $119,701
                                                                           ========
            Net asset value per share
              ($119,700,806 / 11,743,524 shares of common stock
              outstanding)..............................................     $10.19
                                                                           ========

---------------

 * Federal income tax information (see Note 5).

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at June 30, 2003.

 + Amount represents less than 0.1%.

ABBREVIATIONS:

AMBAC     --   American Municipal Bond Assurance Corporation
FGIC      --   Federal Guaranty Insurance Corporation
GO        --   General Obligation
MBIA-IBC  --   Municipal Bond Insurance Association -- Insured Bond
               Certificate

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2004, Inc.

  STATEMENT OF OPERATIONS                                        (UNAUDITED)


For the six months ended June 30, 2003

(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................     $        2,765
                                                                 --------------
EXPENSES:
Investment advisory fee.....................................                299
Administration fee..........................................                149
Transfer agent fees.........................................                 29
Legal and audit fees........................................                 31
Custodian fees..............................................                  5
Directors' fees and expenses................................                  6
Printing expense............................................                 20
Other.......................................................                 24
                                                                 --------------
    Total expenses..........................................                563
Fees reduced by credits allowed by the custodian............                 (1)
                                                                 --------------
    Net expenses............................................                562
                                                                 --------------
NET INVESTMENT INCOME.......................................              2,203
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................                 --*
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             (1,727)
                                                                 --------------
Net realized and unrealized gain/(loss) on investments......             (1,727)
                                                                 --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $          476
                                                                 ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Nations Government Income Term Trust 2004, Inc.

  STATEMENT OF CHANGES IN NET ASSETS


                                                                  SIX MONTHS
                                                                    ENDED
                                                                  6/30/2003         YEAR ENDED
                                                                 (UNAUDITED)         12/31/02
                                                                --------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $        2,203    $        5,165
Net realized gain/(loss) on investments.....................                --*              (26)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (1,727)              392
                                                                --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................               476             5,531
Distributions to shareholders from net investment income....            (1,764)           (5,132)
Distributions to shareholders from realized gain............                --              (744)
Distributions to shareholders due to liquidation............              (328)               --
                                                                --------------    --------------
Net increase/(decrease) in net assets.......................            (1,616)             (345)
                                                                --------------    --------------
NET ASSETS:
Beginning of period.........................................           121,317           121,662
                                                                --------------    --------------
End of period...............................................    $      119,701    $      121,317
                                                                ==============    ==============
Undistributed net investment income at end of period........    $        4,473    $        4,362
                                                                ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2004, Inc.

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.

                                            SIX MONTHS
                                               ENDED        YEAR        YEAR        YEAR        YEAR        YEAR
                                             6/30/03#       ENDED       ENDED       ENDED       ENDED       ENDED
                                            (UNAUDITED)   12/31/02#   12/31/01#   12/31/00    12/31/99#   12/31/98#
                                            -----------------------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of period......   $  10.33     $  10.36    $   9.92    $   9.56    $  10.00    $   9.73
                                             --------     --------    --------    --------    --------    --------
Income from investment operations:
Net investment income.....................       0.19         0.44        0.53        0.59        0.62        0.65
Net realized and unrealized gain/(loss) on
  investments.............................      (0.15)        0.03        0.38        0.26       (0.49)       0.19
                                             --------     --------    --------    --------    --------    --------
Net increase/(decrease) in net assets
  resulting from investment operations....       0.04         0.47        0.91        0.85        0.13        0.84
Dividends from net investment income......      (0.15)       (0.44)      (0.47)      (0.52)      (0.59)      (0.59)
Distributions from net realized gain......         --        (0.06)         --          --          --          --
Distributions from liquidation............      (0.03)          --          --          --          --          --
Increase from repurchase of common
  shares..................................         --           --          --*       0.03        0.02        0.02
                                             --------     --------    --------    --------    --------    --------
Net asset value, end of period............   $  10.19     $  10.33    $  10.36    $   9.92    $   9.56    $  10.00
                                             ========     ========    ========    ========    ========    ========
Market value, end of period...............   $ 10.100     $ 10.260    $ 10.170    $  9.438    $  8.875    $  9.438
                                             ========     ========    ========    ========    ========    ========
Total return++............................       0.17%        5.93%      12.95%      12.60%       0.24%      14.27%
                                             ========     ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
  DATA:
Net assets, end of period (000)...........   $119,701     $121,317    $121,662    $116,466    $115,432    $124,379
Ratio of operating expenses to average net
  assets..................................       0.94%+       0.58%       0.25%       0.19%       0.21%       0.26%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian................       0.94%+##     0.58%##     0.25%##     0.20%       0.22%       0.28%
Ratio of net investment income to average
  net assets..............................       3.69%+       4.25%       5.18%       6.06%       6.36%       6.56%
Portfolio turnover rate...................          0%           0%**       56%        125%         26%         39%
Ratio of operating expenses to average net
  assets without waivers, expenses
  reimbursed and/or fees reduced by
  credits allowed by the custodian........       0.94%+##     0.95%##     0.96%##     0.90%       0.92%       1.00%

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.

 # Per share net investment income has been calculated using the monthly average shares method.

## The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers was less than 0.01%.

 * The effect of repurchase of common shares during the year was less than $0.01.

** Amount represents less than 1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

Nations Government Income Term Trust 2004, Inc.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Nations Government Income Term Trust 2004, Inc. (the "Company") was incorporated under the laws of the State of Maryland on November 3, 1993, and is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Company commenced operations on February 28, 1994. The Company's investment objectives are to seek to provide a high level of current income and to return $10 per share (the initial public offering price per share) to shareholders on or about February 28, 2004.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Directors. Certain securities may be valued based upon quotes provided by one or more principal market makers. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis.

When-issued/delayed-delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Company enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. The Company expects that all or a portion of net capital gains, if any, will be distributed to shareholders annually. Dividends and distributions to shareholders are recorded on ex-dividend date. The Company may elect to retain net long-term gains and pay corporate income tax thereon, which will result in federal tax consequences to shareholders. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), dated January 1, 2003, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides

Nations Government Income Term Trust 2004, Inc.

investment advisory services to the Company. Pursuant to the investment advisory agreement, the Company pays BACAP a monthly fee equal to an annual rate of 0.50% of the Company's average weekly net assets.

Effective January 1, 2003, BACAP serves as adviser to the Company without a sub-adviser.

BACAP Distributors, LLC ("BACAP Distributors") (formerly Banc of America Advisors, LLC), a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, is the Company's administrator. In its role as administrator, BACAP Distributors supervises the Company's overall day-to-day operations and provides certain administrative services. BACAP Distributors also maintains certain of the Company's books and records and furnishes, at its own expense, such clerical assistance, bookkeeping and other administrative services as the Company may reasonably require in the conduct of its business. As compensation for both the administrative services and the expenses assumed by BACAP Distributors, the Company pays BACAP Distributors a monthly fee equal to an annual rate of 0.25% of the Company's average weekly net assets.

The Bank of New York ("BNY") serves as sub-administrator of the Company pursuant to an agreement with BACAP Distributors and provides certain administrative services in support of the operations of the Company. BNY's fees are paid out of the fees paid to BACAP Distributors by the Company for administrative services.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Company.

BNY serves as the custodian of the Company's assets. For the six months ended June 30, 2003, expenses of the Company were reduced by $535 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

3.  PURCHASES AND SALES OF SECURITIES

There was no aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended June 30, 2003.

4.  COMMON STOCK

At June 30, 2003, 1,000,000,000 shares of common stock, $0.001 par value, were authorized.

The Board of Directors of the Company has approved a stock repurchase plan that gives the Company the flexibility to engage in repurchases of its outstanding common stock. Accordingly, shareholders are notified that, from time to time, the Company may purchase shares of its common stock in an open market when management believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. There were no share repurchases during the six months ended June 30, 2003 and the year ended December 31, 2002.

5.  INCOME TAXES

Information on the tax components of capital at June 30, 2003 is as follows:

Cost of investments for tax.................................  $115,602,181
Gross tax unrealized appreciation...........................     2,663,075
Gross tax unrealized depreciation...........................          (381)
Net tax unrealized appreciation/(depreciation) on
  investments...............................................     2,662,694

At December 31, 2002, the Company had available for federal income tax purposes unused capital losses expiring December 31, 2010 of $22,222.

Nations Government Income Term Trust 2004, Inc.

6.  FUND LIQUIDATION

On May 29, 2003, the Board of Directors of Nations Government Income Term Trust 2004, Inc. approved a Plan of Liquidation and Termination (the "Plan") which is intended to accomplish the complete liquidation and termination of the Company as both a registered investment company and a Maryland corporation. The Plan provides that shareholders on or about March 31, 2004 shall be entitled to receive a liquidating distribution equal to a prorata amount of the Company's assets, minus liabilities, represented by their shares.

Nations Government Income Term Trust 2004, Inc.

  DIVIDEND REINVESTMENT PLAN


The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed PFPC (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by PFPC, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record date of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment advisor of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange including estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount

Nations Government Income Term Trust 2004, Inc.

such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

If the Plan Agent elects to purchase shares in the open market, and if before the Plan Agent has completed its purchases the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Company's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Company. During certain market conditions, it may be impracticable or impossible to complete a market purchase program at prices that are below or not substantially in excess of net asset value, and, in such event, the Company may, in its discretion, issue the required shares.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Nations Government Income Term Trust 2004, Inc., Dividend Reinvestment Plan, c/o PFPC Inc., P.O. Box 34602, Charlotte, NC 28234, 1.800.982.2271.

Nations Government Income Term Trust 2004, Inc.

  ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)


On April 24, 2003, the Company held its Annual Meeting of Stockholders. A. Max Walker was elected as a Director of the Company with a term to expire in 2006, by the following votes:

Shares voted in favor.....................................  10,525,224
Shares withheld...........................................      81,985

PO Box 34602
Charlotte, NC 28254-4602
Toll Free 1.800.231.7854









2004SAR 06/03

ITEM 2.  CODE OF ETHICS.
          Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
          Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not Applicable.

ITEM 5.-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not Applicable.

ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) EX-99.CERT
                A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          (b)   EX-99.906CERT
                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nations Government Income Term Trust 2004, Inc.
            ------------------------------------------------

By:  /s/ Robert H. Gordon
     Robert H. Gordon
     President

Date:  September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Robert H. Gordon
     Robert H. Gordon
     President

Date:  September 8, 2003


By:  /s/ Edward D. Bedard
     Edward D. Bedard
     Chief Financial Officer

Date:  September 8, 2003



* Print the name and title of each signing officer under his or her signature.